UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	5/31/2007

Date of reporting period:	11/30/2006

Item 1 – Reports to Stockholders

Jennison Natural Resources Fund, Inc.

NOVEMBER 30, 2006	SEMIANNUAL REPORT

FUND TYPE

Sector stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of November 30, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

January 12, 2007

Dear Shareholder:

We hope you find the semiannual report for the Jennison Natural Resources Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of four leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors (PREI). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. PREI is a registered investment adviser and a unit of PIM.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Natural Resources Fund, Inc.

Jennison Natural Resources Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Natural Resources Fund, Inc. (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns as of 11/30/06
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	6.67%	31.39%	341.01%	386.87%	—
Class B	6.28	30.40	324.60	351.65	—
Class C	6.28	30.40	324.60	351.65	—
Class R	N/A	N/A	N/A	N/A	7.50% (8/22/06)
Class Z	6.84	31.69	346.47	399.60	—
Lipper Natural Resources Index[2]	4.71	22.00	191.71	263.54	**
S&P 500 Index[3]	11.32	14.22	34.29	116.95	***
MSCI World ND Index[4]	10.92	20.28	58.59	101.36	****

Average Annual Total Returns[5] as of 12/31/06
		One Year	Five Years	Ten Years	Since Inception[1]
Class A		14.75%	29.92%	16.22%	—
Class B		15.55	30.33	16.01	—
Class C		19.55	30.40	16.01	—
Class R		N/A	N/A	N/A	4.66% (8/22/06)
Class Z		21.72	31.71	17.18	—
Lipper Natural Resources Index[2]		15.04	21.68	13.51	**
S&P 500 Index[3]		15.78	6.18	8.42	***
MSCI World ND Index[4]		20.07	9.97	7.64	****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge

2	Visit our website at www.jennisondryden.com

of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns.

2The Lipper Natural Resources Index is an unmanaged index which tracks the performance of the 30 largest natural resources mutual funds. Lipper Natural Resources Index Closest Month-End to Inception cumulative total return as of 11/30/06 is 7.49% for Class R. Lipper Natural Resources Index Closest Month-End to Inception average annual total return as of 12/31/06 is 12.95% for Class R.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices have performed in the United States. S&P 500 Index Closest Month-End to Inception cumulative total return as of 11/30/06 is 7.93% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 12/31/06 is 31.08% for Class R.

4The Morgan Stanley Capital International (MSCI) World Net Dividends (ND) Index is a free float-adjusted, market-capitalization index that is designed to measure global developed market equity performance. The MSCI World ND Index consists of approximately 23 developed market indexes in Australia, Canada, Europe, the Far East, New Zealand, and the United States. MSCI World ND Index Closest Month-End to Inception cumulative total return as of 11/30/06 is 7.48% for Class R. MSCI World ND Index Closest Month-End to Inception average annual total return as of 12/31/06 is 31.87% for Class R.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the MSCI World ND Index and S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Index reflect the deduction of operating expenses, but not sales charges or taxes. Returns for the Lipper Index would be lower if it included the effects of sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 11/30/06
Suncor Energy, Inc., Integrated Oil & Gas	3.1%
Phelps Dodge Corp., Diversified Metals & Mining	2.8
National-Oilwell Varco, Inc., Oil & Gas Equipment & Services	2.6
Southwestern Energy Co., Oil & Gas Exploration & Production	2.4
Transocean, Inc., Oil & Gas Drilling	2.2

Holdings reflect only long-term investments and are subject to change.

Jennison Natural Resources Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Industries expressed as a percentage of net assets as of 11/30/06
Oil & Gas Exploration & Production	21.1%
Gold	14.0
Oil & Gas Equipment & Services	13.8
Diversified Metals & Mining	10.4
Integrated Oil & Gas	10.3

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on June 1, 2006, at the beginning of the period, and held through the six-month period ended November 30, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Jennison Natural Resources Fund, Inc.	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Natural Resources Fund, Inc.		Beginning Account Value June 1, 2006	Ending Account Value November 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,066.70	1.12%	$5.80
	Hypothetical	$1,000.00	$1,019.45	1.12%	$5.67

Class B	Actual	$1,000.00	$1,062.80	1.87%	$9.67
	Hypothetical	$1,000.00	$1,015.69	1.87%	$9.45

Class C	Actual	$1,000.00	$1,062.80	1.87%	$9.67
	Hypothetical	$1,000.00	$1,015.69	1.87%	$9.45

Class R	Actual**	$1,000.00	$1,075.00	1.37%	$3.93
	Hypothetical	$1,000.00	$1,018.20	1.37%	$6.93

Class Z	Actual	$1,000.00	$1,068.40	0.87%	$4.51
	Hypothetical	$1,000.00	$1,020.71	0.87%	$4.41

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended November 30, 2006, and divided by the 365 days in the Fund's fiscal year ending May 31, 2007 (to reflect the six-month period) with the exception of the Class R ''Actual'' information which reflects the 101 day period ended November 30, 2006 due to its inception date of August 22, 2006.

** Class R shares commenced operations on August 22, 2006.

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Portfolio of Investments

as of November 30, 2006 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.5%
COMMON STOCKS 98.1%

Aerospace & Defense 0.2%
212,600	KBR, Inc.(a)(b)	$4,706,964

Aluminum 1.5%
647,000	Century Aluminum Co.(a)(b)	27,594,550

Coal & Consumable Fuels 4.9%
537,200	Alpha Natural Resources, Inc.(a)	8,460,900
806,800	Cameco Corp. (Canada)	30,560,981
860,400	CONSOL Energy, Inc.	31,585,284
1,635,920	SXR Uranium One, Inc. (Canada)(a)(b)	21,056,892

		91,664,057

Construction Materials 0.5%
3,164,000	Anhui Conch Cement Co., Ltd. (Class H) (China)	9,904,342

Diversified Metals & Mining 10.4%
1,236,900	African Rainbow Minerals Ltd. (South Africa)(a)	13,130,408
632,900	First Quantum Minerals Ltd. (Canada)	33,150,981
452,400	FNX Mining Co., Inc. (Canada)(a)	6,583,677
14,200	FNX Mining Co., Inc., 144A (Canada)(a)(h)	206,649
659,200	Freeport-McMoRan Copper & Gold, Inc. (Class B)(b)	41,443,904
55,000	MMX Mineracao E Metalicos SA (Brazil)(a)	22,787,529
1,174,000	Northern Dynasty Minerals Ltd.(a)(b)	10,072,920
1,360,700	Peru Copper, Inc. (Canada)(a)	4,825,389
433,600	Phelps Dodge Corp.	53,332,801
178,000	Southern Copper Corp.(b)	9,738,380

		195,272,638

Electrical Components & Equipment 0.2%
405,100	Evergreen Solar, Inc.(a)(b)	3,743,124

Gold 14.0%
8,000,000	Archipelago Resources PLC (Physical) (United Kingdom)(a)	5,504,118
5,873,800	AXMIN, Inc. (Canada)(a)	5,091,775
916,346	Barrick Gold Corp.	28,809,918
3,653,600	Crystallex International Corp.(a)(b)	13,591,392
4,032,500	Eldorado Gold Corporation (Canada)(a)	22,951,053
4,519,100	European Goldfields Ltd. (Canada)(a)	18,795,784
2,837,400	Gabriel Resources Ltd. (Canada)(a)	12,670,846
216,800	Gold Reserve, Inc.(a)	1,135,208

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	7

Portfolio of Investments

as of November 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

987,636	Goldcorp, Inc.	$30,784,614
1,603,273	Harmony Gold Mining Ltd. (South Africa)(ADR)(a)(b)	27,191,510
1,740,100	Highland Gold Mining Ltd. (United Kingdom)(a)	4,823,064
1,592,900	Iamgold Corp. (Canada)	15,314,603
1,120,800	Lihir Gold Ltd. (Papua New Guinea)(ADR)(a)(b)	27,358,728
1,734,700	Nevsun Resources Ltd. (Canada)(a)	4,359,344
1,655,827	Newcrest Mining Ltd. (Australia)	33,821,714
2,250,600	Orezone Resources, Inc. (Canada)(a)	3,409,254
4,783,700	Semafo, Inc., 144A (Physical) (Canada)(a)(f)(h)	7,581,539

		263,194,464

Independent Power Producers & Energy Traders 1.3%
417,000	NRG Energy, Inc.(a)	23,735,640

Integrated Oil & Gas 10.3%
96,200	CNX Gas Corp. (Physical)(a)	2,674,360
510,800	Hess Corp.(b)	25,677,916
198,100	Marathon Oil Corp.	18,696,678
650,100	Occidental Petroleum Corp.	32,726,034
267,800	Petroleo Brasileiro SA (Brazil)(ADR)	25,213,370
904,900	Sasol Ltd. (South Africa)(ADR)	31,897,725
727,200	Suncor Energy, Inc.	57,463,345

		194,349,428

Oil & Gas Drilling 7.4%
655,400	ENSCO International, Inc.	33,989,044
497,600	GlobalSantaFe Corp.(b)	29,856,000
418,600	Noble Corp.	32,336,850
542,700	Transocean, Inc.(a)(b)	42,303,465

		138,485,359

Oil & Gas Equipment & Services 13.8%
251,600	Baker Hughes, Inc.	18,474,988
429,700	Cameron International Corp.(a)(b)	23,341,304
168,600	CARBO Ceramics, Inc.(b)	6,560,226
498,500	Grant Prideco, Inc.(a)	21,844,270
1,168,400	Halliburton Co.	39,421,816
247,400	Hornbeck Offshore Services, Inc.(a)(b)	9,336,876
738,700	National Oilwell Varco, Inc.(a)	49,130,937
414,100	Schlumberger, Ltd.(b)	28,357,568
217,600	SEACOR Holdings, Inc.(a)(b)	20,491,392
648,900	Superior Energy Services, Inc.(a)(b)	21,134,673
458,800	Tenaris SA (Luxembourg)(ADR)(b)	21,568,188

		259,662,238

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Oil & Gas Exploration & Production 21.1%
518,900	Anadarko Petroleum Corp.	$25,612,904
125,300	Apache Corp.	8,762,229
3,600,000	BPI Energy Holdings, Inc. (Physical) (Private) (cost $5,475,550; purchased 12/31/04 - 9/23/05)(a)(f)(g)	2,196,000
329,800	Canadian Natural Resources Ltd.	17,898,246
889,300	Compton Petroleum Corp. (Canada)(a)	9,406,544
580,600	Denbury Resources, Inc.(a)	17,040,610
213,500	Duvernay Oil Corp. (Canada)(a)	6,982,378
893,300	Endeavour International Corp.(a)(b)	2,054,590
1,233,100	Gasco Energy, Inc.(a)(b)	3,280,046
295,300	Goodrich Petroleum Corp.(a)(b)	12,981,388
588,400	McMoRan Exploration Co.(a)(b)	9,243,764
327,900	Newfield Exploration Co.(a)(b)	16,319,583
336,300	Nexen, Inc.	18,432,603
2,317,636	OPTI Canada, Inc. (Canada)(a)	40,039,366
413,600	Plains Exploration & Production Co.(a)	19,472,288
475,300	Quicksilver Resources, Inc.(a)(b)	20,109,943
908,250	Range Resources Corp.	28,237,493
1,074,400	Southwestern Energy Co.(a)(b)	45,264,472
948,000	Talisman Energy, Inc.	15,945,360
352,500	Ultra Petroleum Corp.(a)(b)	18,999,750
4,810,000	UTS Energy Corp. (Canada)(a)	17,899,829
1,344,700	Warren Resources, Inc.(a)(b)	17,978,639
250,000	Woodside Petroleum Ltd. (Australia)	7,408,226
322,100	XTO Energy, Inc.	16,298,260

		397,864,511

Oil & Gas Refining & Marketing 2.3%
779,600	Frontier Oil Corp.	24,666,544
274,300	Sunoco, Inc.(b)	18,696,288

		43,362,832

Oil, Gas & Consumable Fuels 1.3%
551,694	Trident Resources Corp. (Private) (Canada) (cost $17,670,540; purchased 12/4/03 - 1/5/06)(a)(f)(g)	24,153,671

Precious Metals & Minerals 6.6%
673,200	Apex Silver Mines, Ltd.(a)(b)	11,794,464
768,500	Cia de Minas Buenaventura SA (Peru)(ADR)(b)	21,932,990
2,766,300	Coeur d’Alene Mines Corp.(a)(b)	15,076,335
1,266,600	Gammon Lake Resources, Inc. (Canada)(a)	19,297,614
749,300	Greystar Resources Ltd. (Canada)(a)	6,954,669

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	9

Portfolio of Investments

as of November 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

950,400	Impala Platinum Holdings Ltd. (South Africa)(ADR)(b)	$23,760,000
245,600	Impala Platinum Holdings Ltd. (South Africa)	6,205,137
83,145	Pan American Silver Corp. (Canada)(a)	2,152,065
648,100	Pan American Silver Corp.(a)	16,811,714

		123,984,988

Specialized REITs 0.9%
436,400	Plum Creek Timber Co., Inc.	16,260,264

Steel 1.4%
419,000	Cia Vale do Rio Doce (Brazil)(ADR)	11,631,440
308,700	Cleveland-Cliffs, Inc.(b)	14,829,948

		26,461,388

	Total common stocks (cost $1,325,622,550)	1,844,400,458

Principal Amount (000)
LINKED NOTE 0.2%

Metals & Mining
	USD Palladium Linked Bank Note (Private), zero coupon, 7/13/07
$ 10,882	(cost $2,000,001; purchased 6/30/03)(a)(f)(g)	3,515,559

Units
WARRANTS(a)

Oil & Gas Exploration & Production
	BPI Industries, Inc. (Private), expiring 12/31/06
600,000	(cost $132,099; purchased 12/31/04)(f)(g)	1

Precious Metals & Minerals
	Pan American Silver Corp. (Canada),
11,922	expiring 2/20/08 @ CAD$12	190,096

	Total warrants (cost $165,582)	190,097

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

PREFERRED STOCKS & WARRANTS 0.2%

Oil, Gas & Consumable Fuels
	Trident Series B (Private) 7.00% expiring 3/10/13 @ $62.50
80,000	(cost $5,000,000; purchased 7/07/06)(a)(f)(g)	$5,000,000

	Total long-term investments (cost $1,332,788,133)	1,853,106,114

SHORT-TERM INVESTMENTS 21.5%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
404,470,221	(cost $404,470,221; includes $371,140,887 of cash collateral received for securities on loan; Note 3)(c)(d)	404,470,221

	Total Investments(e) 120.0% (cost $1,737,258,354; Note 5)	2,257,576,335
	Liabilities in excess of other assets (20.0%)	(376,905,580)

	Net Assets 100.0%	$1,880,670,755

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt.

CAD—Canadian Dollars.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $358,943,925; cash collateral of $371,140,887 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	As of November 30, 2006, 4 securities representing $32,669,231 and 1.4% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(f)	Indicates illiquid securities. The aggregate cost of such securities was $37,818,284. The aggregate value of $42,446,770 is approximately 2.3% of net assets.
(g)	Indicates securities restricted to resale. The aggregate cost of such securities was $30,278,190. The aggregate value of $34,865,231 is approximately 1.9% of net assets.
(h)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	11

Portfolio of Investments

as of November 30, 2006 (Unaudited) Cont’d.

The geographic concentration of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of November 30, 2006 were as follows:

*United States (including 19.7% of collateral received for securities on loan)	87.7%
Canada	16.7
South Africa	5.4
Brazil	3.2
Australia	2.2
Papua New Guinea	1.5
Peru	1.2
Luxembourg	1.1
China	0.5
United Kingdom	0.5

120.0
Liabilities in excess of other assets	(20.0)

100.0%

*	A portion of the holdings represent ADR’s.

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

NOVEMBER 30, 2006	SEMIANNUAL REPORT

Jennison Natural Resources Fund, Inc.

Statement of Assets and Liabilities

as of November 30, 2006 (Unaudited)

Assets
Investments, at value, including securities on loan of $358,943,925:
Unaffiliated Investments (cost $1,332,788,133)	$1,853,106,114
Affiliated Investments (cost $404,470,221)	404,470,221
Foreign currency, at value (cost $523,944)	525,526
Receivable for investments sold	11,344,285
Receivable for Fund shares sold	7,140,950
Dividends and interest receivable	2,388,142
Prepaid expenses	37,290
Foreign tax reclaim receivable	7,937

Total assets	2,279,020,465

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	371,140,887
Payable for investments purchased	19,446,412
Payable for Fund shares reacquired	5,137,761
Management fee payable	1,050,784
Distribution fee payable	716,567
Payable to custodian	594,663
Transfer agent fee payable	134,553
Accrued expenses	126,540
Deferred directors’ fees	1,543

Total liabilities	398,349,710

Net Assets	$1,880,670,755

Net assets were comprised of:
Common stock, at par	$382,927
Paid-in capital in excess of par	1,156,932,250

1,157,315,177
Accumulated net investment loss	(8,374,907)
Accumulated net realized gain on investments and foreign currency transactions	211,410,922
Net unrealized appreciation on investments and foreign currencies	520,319,563

Net assets November 30, 2006	$1,880,670,755

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($867,362,592 ÷ 16,848,128 shares of common stock issued and outstanding)	$51.48
Maximum sales charge (5.50% of offering price)	3.00

Maximum offering price to public	$54.48

Class B
Net asset value, offering price and redemption price per share
($276,218,626 ÷ 6,086,014 shares of common stock issued and outstanding)	$45.39

Class C
Net asset value, offering price and redemption price per share
($440,947,754 ÷ 9,716,159 shares of common stock issued and outstanding)	$45.38

Class R
Net asset value, offering price and redemption price per share
($7,376 ÷ 143.391 shares of common stock issued and outstanding)	$51.44

Class Z
Net asset value, offering price and redemption price per share
($296,134,407 ÷ 5,642,218 shares of common stock issued and outstanding)	$52.49

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	15

Statement of Operations

Six Months Ended November 30, 2006 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividends (net of foreign withholding taxes of $195,708)	$6,775,285
Affiliated dividend income	1,251,054
Affiliated income from securities loaned, net	753,790

Total income	8,780,129

Expenses
Management fee	6,263,439
Distribution fee—Class A	995,557
Distribution fee—Class B	1,284,478
Distribution fee—Class C	2,002,309
Distribution fee—Class R	7
Transfer agent’s fee and expenses (including affiliated expense of $671,000) (Note 3)	781,000
Reports to shareholders	161,000
Custodian’s fees and expenses	127,000
Registration fees	97,000
Legal fees and expenses	26,000
Insurance	14,000
Directors’ fees	13,000
Audit fee	10,000
Loan interest expense (Note 2)	9,142
Miscellaneous	8,505

Total expenses	11,792,437

Net investment loss	(3,012,308)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	130,961,195
Swap transactions	(101,842)
Foreign currency transactions	(246,266)

130,613,087

Net change in unrealized appreciation (depreciation) on:
Investments	(20,116,331)
Foreign currencies	3,303

(20,113,028)

Net gain on investments and foreign currencies	110,500,059

Net Increase In Net Assets Resulting From Operations	$107,487,751

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended November 30, 2006	Year Ended May 31, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income (loss)	$(3,012,308)	$1,226,677
Net realized gain on investment and foreign currency transactions	130,613,087	116,145,611
Net change in unrealized appreciation/depreciation on investments and foreign currencies	(20,113,028)	420,975,185

Net increase in net assets resulting from operations	107,487,751	538,347,473

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	—	(3,669,380)
Class B	—	(491,634)
Class C	—	(581,124)
Class Z	—	(1,418,838)

	—	(6,160,976)

Distribution from net realized gains
Class A	—	(27,558,244)
Class B	—	(11,982,470)
Class C	—	(14,163,596)
Class Z	—	(8,627,615)

	—	(62,331,925)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	316,257,696	937,271,151
Net asset value of shares issued in reinvestment of dividends and distributions	—	58,569,349
Cost of shares reacquired	(308,737,952)	(407,096,700)

Net increase in net assets from Fund share transactions	7,519,744	588,743,800

Total increase	115,007,495	1,058,598,372

Net Assets
Beginning of period	1,765,663,260	707,064,888

End of period	$1,880,670,755	$1,765,663,260

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	17

Notes to Financial Statements

(Unaudited)

Jennison Natural Resources Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund’s investment objective is long-term growth of capital which it seeks to achieve by investing primarily in equity securities of foreign and domestic companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources and in asset-based securities the terms of which are related to the market value of an underlying asset such as a natural resource.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-thecounter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

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Securities for which reliable market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

Jennison Natural Resources Fund, Inc.	19

Notes to Financial Statements

(Unaudited) Cont’d

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investment and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

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Total Return Swap: Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of cash or liquid instruments having an aggregate net asset value at least equal to the accrued excess will be segregated by the Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the exdividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Jennison Natural Resources Fund, Inc.	21

Notes to Financial Statements

(Unaudited) Cont’d

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to a subadvisory agreement between PI and Jennison Associates LLC (“Jennison”), Jennison furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, Jennison, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the services of Jennison, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of average daily net assets up to $1 billion and .70 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .73 of 1% for the six months ended November 30, 2006.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R (commenced investment operations on August 22, 2006) and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the ‘Class A, B, C and R Plans’), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B, C and Class R shares, respectively. For the six months ended November 30, 2006, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares and .50 of 1% of the average daily net assets of the Class R shares.

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PIMS has advised the Fund that it received approximately $2,617,800 in front-end sales charges resulting from sales of Class A shares, during the six months ended November 30, 2006. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended November 30, 2006, it received approximately $200, $294,000 and $92,500 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 27, 2006, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 26, 2007. For the period from October 29, 2005 through October 26, 2006, the Funds paid a commitment fee of ..0725 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund had an average loan outstanding during the six months ended November 30, 2006 in the amount of $4,759,000 at the average interest rate of 5.85%.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended

Jennison Natural Resources Fund, Inc.	23

Notes to Financial Statements

(Unaudited) Cont’d

November 30, 2006, the Fund incurred approximately $356,000 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended November 30, 2006, PIM has been compensated approximately $306,100 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended November 30, 2006 were $556,984,842 and $503,855,985, respectively.

As of November 30, 2006, the Fund had securities on loan with an aggregate market value of $358,943,925. The Fund received $371,140,887 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,737,261,985	$543,016,305	$(22,701,955)	$520,314,350

The differences between book basis and tax basis of investments are primarily attributable to deferred losses on wash sales and mark to market on passive foreign investment companies.

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In addition, the Fund elected to treat post-October currency losses of approximately $52,000 incurred in the seven months ended May 31, 2006 as having incurred in the next fiscal year.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 500 million shares of $.01 par value common stock authorized divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 100 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six Months ended November 30, 2006:
Shares sold	3,367,640	$156,413,131
Shares reacquired	(3,604,444)	(163,109,971)

Net increase (decrease) in shares outstanding before conversion	(236,804)	(6,696,840)
Shares issued upon conversion from Class B	147,820	6,749,902

Net increase (decrease) in shares outstanding	(88,984)	$53,062

Year ended May 31, 2006:
Shares sold	10,696,026	$462,730,142
Shares issued in reinvestment of dividends and distributions	713,969	28,187,503
Shares reacquired	(5,591,381)	(233,583,719)

Net increase (decrease) in shares outstanding before conversion	5,818,614	257,333,926
Shares issued upon conversion from Class B	344,015	13,320,962

Net increase (decrease) in shares outstanding	6,162,629	$270,654,888

Jennison Natural Resources Fund, Inc.	25

Notes to Financial Statements

(Unaudited) Cont’d

Class B	Shares	Amount
Six Months ended November 30, 2006:
Shares sold	647,463	$26,589,625
Shares reacquired	(751,035)	(30,044,085)

Net increase (decrease) in shares outstanding before conversion	(103,572)	(3,454,460)
Shares reacquired upon conversion into Class A	(167,253)	(6,749,902)

Net increase (decrease) in shares outstanding	(270,825)	$(10,204,362)

Year ended May 31, 2006:
Shares sold	2,644,450	$99,628,480
Shares issued in reinvestment of dividends and distributions	320,520	11,237,428
Shares reacquired	(1,092,424)	(40,890,376)

Net increase (decrease) in shares outstanding before conversion	1,872,546	69,975,532
Shares reacquired upon conversion into Class A	(386,587)	(13,320,962)

Net increase (decrease) in shares outstanding	1,485,959	$56,654,570

Class C
Six Months ended November 30, 2006:
Shares sold	1,668,276	$68,579,620
Shares reacquired	(1,474,382)	(58,569,997)

Net increase (decrease) in shares outstanding	193,894	$10,009,623

Year ended May 31, 2006:
Shares sold	6,011,224	$232,859,282
Shares issued in reinvestment of dividends and distributions	302,008	10,588,384
Shares reacquired	(1,883,510)	(71,603,880)

Net increase (decrease) in shares outstanding	4,429,722	$171,843,786

Class R
August 22, 2006 (a) through November 30, 2006:
Shares sold	143	$6,487
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	143	$6,487

Class Z
Six Months ended November 30, 2006:
Shares sold	1,365,703	$64,668,833
Shares reacquired	(1,227,665)	(57,013,899)

Net increase (decrease) in shares outstanding	138,038	$7,654,934

Year ended May 31, 2006:
Shares sold	3,187,119	$142,053,247
Shares issued in reinvestment of dividends and distributions	213,102	8,556,034
Shares reacquired	(1,445,772)	(61,018,725)

Net increase (decrease) in shares outstanding	1,954,449	$89,590,556

(a)	Commencement of investment operations.

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Note 7. Subsequent Events

On December 1, 2006, the Board of Directors of the Fund declared the following dividends per share. Dividends are payable on December 6, 2006 to shareholders on record December 5, 2006.

	Class A	Class B	Class C	Class R	Class Z
Ordinary Income	$0.4177	$0.1127	$0.1127	$0.3000	$0.5267
Short-term Capital Gain	$1.7289	$1.7289	$1.7289	$1.7289	$1.7289
Long-term Capital Gain	$3.41225	$3.41225	$3.41225	$3.41225	$3.41225

Note 8. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits or expenses resulting from tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and interim periods within those fiscal years and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

Jennison Natural Resources Fund, Inc.	27

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended November 30, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$48.25

Income (loss) from investment operations:
Net investment income (loss)	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.25

Total from investment operations	3.23

Less Dividends and Distributions
Dividends from net investment income	—
Distributions from net realized gains on investments	—

Total dividends and distributions	—

Net asset value, end of period	$51.48

Total Return(b):	6.69%
Ratios/Supplemental Data:
Net assets, end of period (000)	$867,363
Average net assets (000)	$794,269
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.12	%(d)
Expenses, excluding distribution and service (12b-1) fees	.87	%(d)
Net investment income (loss)	(.10	)%(d)
For Class A, B, C, R and Z shares:
Portfolio turnover	29	%(e)

(a)	Calculations are made based on average daily shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, reflecting adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended May 31,
2006(a)	2005	2004	2003	2002

$30.36	$23.33	$18.94	$20.64	$19.05

.15	.11	(.06)	(.09)	(.04)
20.28	7.61	4.96	(.27)	1.78

20.43	7.72	4.90	(.36)	1.74

(.30)	(.08)	(.39)	(.41)	(.15)
(2.24)	(.61)	(.12)	(.93)	—

(2.54)	(.69)	(.51)	(1.34)	(.15)

$48.25	$30.36	$23.33	$18.94	$20.64

69.16%	33.24%	26.24%	(.53)%	9.43%

$817,299	$327,162	$121,700	$55,747	$51,254
$566,901	$215,619	$81,712	$46,251	$37,737

1.14%	1.22%	1.41%	1.64%	1.71%
.89%	.97%	1.16%	1.39%	1.46%
.36%	.39%	(.27)%	(.51)%	(.23)%

34%	30%	6%	25%	28%

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	29

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended November 30, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$42.70

Income (loss) from investment operations:
Net investment loss	(.18)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.87

Total from investment operations	2.69

Less dividends and distributions
Dividends from net investment income	—
Distributions from net realized gains on investments	—

Total dividends and distributions	—

Net asset value, end of period	$45.39

Total Return(b):	6.30%
Ratios/Supplemental Data:
Net assets, end of period (000)	$276,219
Average net assets (000)	$256,194
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.87	%(c)
Expenses, excluding distribution and service (12b-1) fees	.87	%(c)
Net investment loss	(.85	)%(c)

(a)	Calculations are made based on average daily shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, reflecting adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class B
Year Ended May 31
2006(a)	2005	2004	2003	2002

$27.13	$20.99	$17.09	$18.76	$17.33

(.15)	(.09)	(.20)	(.20)	(.14)
18.05	6.84	4.46	(.26)	1.61

17.90	6.75	4.26	(.46)	1.47

(.09)	—	(.24)	(.28)	(.04)
(2.24)	(.61)	(.12)	(.93)	—

(2.33)	(.61)	(.36)	(1.21)	(.04)

$42.70	$27.13	$20.99	$17.09	$18.76

67.84%	32.30%	25.28%	(1.31)%	8.57%

$271,419	$132,157	$52,684	$36,197	$40,002
$206,935	$91,588	$40,985	$33,154	$32,040

1.89%	1.97%	2.16%	2.39%	2.46%
.89%	.97%	1.16%	1.39%	1.46%
(.40)%	(.36)%	(1.03)%	(1.27)%	(.95)%

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	31

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended November 30, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$42.70

Income (loss) from investment operations:
Net investment income (loss)	(.18)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.86

Total from investment operations	2.68

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains on investments	—

Total dividends and distributions	—

Net asset value, end of period	$45.38

Total Return(b):	6.28%
Ratios/Supplemental Data:
Net assets, end of period (000)	$440,948
Average net assets (000)	$399,368
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.87	%(c)
Expenses, excluding distribution and service (12b-1) fees	.87	%(c)
Net investment loss	(.85	)%(c)

(a)	Calculations are made based on average daily shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, reflecting adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class C
Year Ended May 31,
2006(a)	2005	2004	2003	2002

$27.13	$20.99	$17.09	$18.76	$17.33

(.15)	(.09)	(.20)	(.19)	(.14)
18.05	6.84	4.46	(.27)	1.61

17.90	6.75	4.26	(.46)	1.47

(.09)	—	(.24)	(.28)	(.04)
(2.24)	(.61)	(.12)	(.93)	—

(2.33)	(.61)	(.36)	(1.21)	(.04)

$42.70	$27.13	$20.99	$17.09	$18.76

67.84%	32.30%	25.28%	(1.31)%	8.57%

$406,570	$138,176	$32,612	$7,778	$5,278
$261,145	$79,352	$16,347	$5,585	$3,771

1.89%	1.97%	2.16%	2.39%	2.46%
.89%	.97%	1.16%	1.39%	1.46%
(.40)%	(.37)%	(1.00)%	(1.23)%	(.93)%

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	33

Financial Highlights

(Unaudited) Cont’d

	Class R
	August 22, 2006(a) through November 30, 2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$47.85

Income (loss) from investment operations:
Net investment loss	(.05)
Net realized and unrealized gain on investment and foreign currency transactions	3.64

Total from investment operations	3.59

Net asset value, end of period	$51.44

Total Return(c):	7.50%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7
Average net assets (000)	$5
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.37	%(e)
Expenses, excluding distribution and service (12b-1) fees	.87	%(e)
Net investment loss	(.38	)%(e)

(a)	Commencement of investment operations.
(b)	Calculations are made based on average daily shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, reflecting adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class A shares.
(e)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended November 30, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$49.12

Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.33

Total from investment operations	3.37

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains on investments	—

Total dividends and distributions	—

Net asset value, end of period	$52.49

Total Return(b):	6.86%
Ratios/Supplemental Data:
Net assets, end of period (000)	$296,134
Average net assets (000)	$263,403
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.87	%(d)
Expenses, excluding distribution and service (12b-1) fees	.87	%(d)
Net investment income (loss)	.15	%(d)

(a)	Calculations are made based on average daily shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, reflecting adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Less than $.005 per share.
(d)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class Z
Year Ended May 31,
2006(a)	2005	2004	2003	2002

$30.87	$23.70	$19.24	$20.93	$19.32

.26	.19	— (c)	(.04)	— (c)
20.60	7.74	5.02	(.27)	1.80

20.86	7.93	5.02	(.31)	1.80

(.37)	(.15)	(.44)	(.45)	(.19)
(2.24)	(.61)	(.12)	(.93)	—

(2.61)	(.76)	(.56)	(1.38)	(.19)

$49.12	$30.87	$23.70	$19.24	$20.93

69.44%	33.64%	26.49%	(.24)%	9.69%

$270,375	$109,569	$44,663	$14,586	$10,728
$179,109	$83,864	$25,894	$10,707	$6,272

.89%	.97%	1.16%	1.39%	1.46%
.89%	.97%	1.16%	1.39%	1.46%
.60%	.65%	(.02)%	(.22)%	(.01)%

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	37

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Jennison Natural Resources Fund, Inc. (the “Fund”) oversees the management of the Fund and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 7-8, 2006 and approved the renewal of the agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-8, 2006.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Directors reaching their determinations to approve the continuance of the agreements are separately discussed below.

Jennison Natural Resources Fund, Inc.

Approval of Advisory Agreements (continued)

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of Jennison Natural Resources Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the first quartile over one-year, three-year, five-year and 10-year periods ending December 31 in relation to the group of comparable funds in a Peer Universe. The Board noted that the Fund had outperformed against its benchmark index over the same time periods. The Board also noted that the Fund had outperformed in comparison to peer funds over the same time periods.

The Board concluded that the Fund’s performance was satisfactory.

Visit our website at www.jennisondryden.com

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds.

The Fund’s management fee ranked in the third quartile in its Peer Group. In light of the Fund’s consistently strong performance, the Board concluded that the management and subadvisory fees were reasonable.

The Board further noted that during 2005 and continuing through 2006, several initiatives had commenced which, when fully implemented, were expected to result in cost savings and expense reductions for the Fund.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at its current level of assets the Fund’s effective fee rate reflected some of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale.

Jennison Natural Resources Fund, Inc.

Approval of Advisory Agreements (continued)

Other Benefits to PI and Jennison

The Board considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary •
John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Natural Resources Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Natural Resources Fund, Inc.
Share Class	A	B	C	R	Z
NASDAQ	PGNAX	PRGNX	PNRCX	JNRRX	PNRZX
CUSIP	476293105	476293204	476293303	476293501	476293402

MF135E2    IFS-A128294    Ed. 01/2007

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary
Date January 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date January 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 23, 2007

* Print the name and title of each signing officer under his or her signature.